CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2012
CAPITAL LEASES [Abstract]
Capital Leases
(in thousands of $)	2012	2011
Total obligations under capital leases	412,371	405,843
Less: current portion of obligations under capital leases	(5,837)	(5,909)
Long-term obligations under capital leases	406,534	399,934

Quarterly Minimum Rental Payments Under Capital Leases
As of December 31, 2012, the Partnership is committed to make quarterly minimum rental payments (including interest) under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Grand Lease	Total
2013	7,494	9,995	9,067	26,556
2014	7,781	9,927	9,014	26,722
2015	8,082	9,911	9,000	26,993
2016	8,387	9,911	9,000	27,298
2017	8,702	9,911	9,000	27,613
2018 and thereafter	192,856	143,705	178,686	515,247
Total minimum lease payments	233,302	193,360	223,767	650,429
Less: Imputed interest	(77,495)	(71,902)	(88,661)	(238,058)
Present value of minimum lease payments	155,807	121,458	135,106	412,371